Additional Financial Information (Other Assets) (Details) - USD ($) $ in Millions		Mar. 31, 2018	Mar. 31, 2017
Other current assets
Prepaid expenses and other		$ 34.1	$ 26.1
Product inventory		20.3	23.9
Tax credits receivable		141.4	145.9
Other current assets		195.8	195.9
Other non-current assets
Prepaid expenses and other		23.8	39.9
Accounts receivable	[1]	325.2	313.1
Tax credits receivable		109.6	119.8
Other non-current assets		458.6	472.8
Unamortized discount on long-term receivable		$ 18.0	$ 17.6

[1]	Unamortized discounts on long-term, non-interest bearing receivables were $18.0 million and $17.6 million at March 31, 2018 and 2017, respectively.